Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	6.03328%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,579,497.55

Principal:
Principal Collections	$29,511,671.74
Prepayments in Full	$14,570,581.39
Liquidation Proceeds	$133,684.11
Recoveries	$5,300.05
Sub Total	$44,221,237.29
Collections	$49,800,734.84

Purchase Amounts:
Purchase Amounts Related to Principal	$137,578.74
Purchase Amounts Related to Interest	$1,002.43
Sub Total	$138,581.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,939,316.01

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,939,316.01
Servicing Fee	$1,177,137.95	$1,177,137.95	$0.00	$0.00	$48,762,178.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$48,762,178.06
Interest - Class A-2a Notes	$1,498,466.26	$1,498,466.26	$0.00	$0.00	$47,263,711.80
Interest - Class A-2b Notes	$1,189,737.59	$1,189,737.59	$0.00	$0.00	$46,073,974.21
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$44,097,724.21
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$43,732,924.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,732,924.21
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$43,532,954.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,532,954.96
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$43,387,812.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,387,812.38
Regular Principal Payment	$62,164,333.71	$43,387,812.38	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,939,316.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,387,812.38
Total					$43,387,812.38

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$26,222,600.41	$73.04	$1,498,466.26	$4.17	$27,721,066.67	$77.21
Class A-2b Notes	$17,165,211.97	$73.04	$1,189,737.59	$5.06	$18,354,949.56	$78.10
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$43,387,812.38	$27.48	$5,374,365.68	$3.40	$48,762,178.06	$30.88

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$349,836,480.84	0.9744749	$323,613,880.43	0.9014314
Class A-2b Notes	$229,001,596.09	0.9744749	$211,836,384.12	0.9014314
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,263,778,076.93	0.8003965	$1,220,390,264.55	0.7729174

Pool Information
Weighted Average APR	4.792%	4.807%
Weighted Average Remaining Term	53.03	52.25
Number of Receivables Outstanding	43,292	42,413
Pool Balance	$1,412,565,539.87	$1,367,980,847.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,289,654,228.20	$1,249,765,042.31
Pool Factor	0.8154902	0.7897510

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$118,215,805.65
Targeted Overcollateralization Amount	$166,367,104.74
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$147,590,583.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		70	$231,175.93
(Recoveries)		9	$5,300.05
Net Loss for Current Collection Period			$225,875.88
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1919%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1187%
Second Prior Collection Period			0.3618%
Prior Collection Period			0.4555%
Current Collection Period			0.1950%
Four Month Average (Current and Prior Three Collection Periods)			0.2827%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		429	$1,630,410.76
(Cumulative Recoveries)			$51,641.65
Cumulative Net Loss for All Collection Periods			$1,578,769.11
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0911%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,800.49
Average Net Loss for Receivables that have experienced a Realized Loss			$3,680.11

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.63%	222	$8,632,093.41
61-90 Days Delinquent	0.09%	30	$1,284,848.65
91-120 Days Delinquent	0.02%	7	$329,847.85
Over 120 Days Delinquent	0.00%	1	$53,583.84
Total Delinquent Receivables	0.75%	260	$10,300,373.75

Repossession Inventory:
Repossessed in the Current Collection Period		19	$757,247.44
Total Repossessed Inventory		26	$1,123,061.99

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0948%
Prior Collection Period			0.0970%
Current Collection Period			0.0896%
Three Month Average			0.0938%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1220%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	7

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	139	$5,848,833.85
2 Months Extended	115	$4,717,490.78
3+ Months Extended	15	$755,917.46

Total Receivables Extended	269	$11,322,242.09
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer